Investments (Details Textuals 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	$ 256,136,000,000	$ 238,214,000,000
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Equity securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%	10.00%
Equity securities holdings exposure amount of a single issuer greater than 10% of Company's equity	0	0
Fixed maturity securities exposure to single issuer greater than a stated percentage of stockholders' equity	10.00%	10.00%
Fixed maturity securities exposure to single issuer less than a stated percentage of stockholders' equity	10.00%	10.00%
Fixed maturity securities exposure amount to single issuer greater than 10% of the Company's stockholders' equity other than the U.S. and Mexican government securities	0	0
Holdings in European sovereign fixed maturity securities at estimated fair value	264,000,000	1,600,000,000
Net exposure in holdings in European sovereign fixed maturity securities stated percentage of the Company's equity	0.40%	3.20%
Net exposure in holdings in European sovereign fixed maturity securities stated percentage of total cash and invested assets	0.10%	0.30%
Mexico [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Fair Value Concentration Of Risk Investments Less Than Ten Percent	5,000,000,000
European Sovereign Fixed Maturity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	254,000,000	1,600,000,000
Par Value of the sovereign fixed maturity securities	$ 874,000,000	$ 1,900,000,000